Fair Value Measurements and Financial Instruments - Financial Instruments Not Carried At Fair Value (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion (Note 14)	CAD 21,535	CAD 21,219
Carrying Value | Waneta Partnership
Debt Instrument [Line Items]
Waneta Partnership promissory note (Note 16)	63	59
Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion (Note 14)	23,481	22,523
Estimated Fair Value | Waneta Partnership
Debt Instrument [Line Items]
Waneta Partnership promissory note (Note 16)	CAD 64	CAD 61